Other Disclosures - Fees to Auditors Appointed at the Annual General Meeting (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fees to Auditors Appointed at the Annual General Meeting
Audit fees	kr 6.1	kr 5.8	kr 5.8
Audit-related fees	3.4	2.0	1.8
All other fees	0.1		0.1
Total	9.6	7.8	7.7
Fees for other services	kr 3.5	kr 2.0	kr 1.9